Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000055530 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.70%
C000055530 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000055530 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	1.60%
C000055530 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000055530 | FR_690064001
Holdings [Line Items]
Percent of Total Investments	1.30%
C000055530 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000055530 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	1.20%
C000055530 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000055530 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.20%
C000055530 | FR_406141903
Holdings [Line Items]
Percent of Total Investments	1.10%
C000055530 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055530 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055530 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055530 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055530 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055530 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055530 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055530 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000055530 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055530 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000055530 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000055530 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000030373 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030373 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030373 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030373 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030373 | FR_690064001
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030373 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030373 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030373 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030373 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030373 | FR_406141903
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030373 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030373 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030373 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030373 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030373 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030373 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030373 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030373 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030373 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030373 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030373 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000030373 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000164865 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164865 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000164865 | A
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000164865 | AA
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000164865 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164865 | AssetU.S. Government Agencies and Instrumentalities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000164865 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.80%
C000164865 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000164865 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.90%
C000164865 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	40.90%
C000030374 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030374 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000030374 | A
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030374 | AA
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000030374 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030374 | AssetU.S. Government Agencies and Instrumentalities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030374 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.80%
C000030374 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000030374 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.90%
C000030374 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	40.90%
C000164864 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.50%
C000164864 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.20%
C000164864 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.80%
C000164864 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.80%
C000164864 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000164864 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	3.70%
C000164864 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000164864 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.80%
C000164864 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000164864 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	2.50%
C000164864 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164864 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164864 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164864 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164864 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000164864 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164864 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164864 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000164864 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000164864 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000164864 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164864 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164864 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030370 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.50%
C000030370 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.20%
C000030370 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	7.80%
C000030370 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.80%
C000030370 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000030370 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	3.70%
C000030370 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000030370 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.80%
C000030370 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030370 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030370 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030370 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030370 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030370 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030370 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000030370 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030370 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000030370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030370 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030370 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030370 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030370 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030372 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030372 | FR_G3730V105
Holdings [Line Items]
Percent of Total Investments	0.50%
C000030372 | FR_85208M102
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | FR_457669307
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | FR_92243G108
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | FR_G25457105
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_03820C105
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_624756102
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_773122106
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_343412102
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030372 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030372 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030372 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030372 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030372 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030372 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030372 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030372 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030372 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030372 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030372 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000030372 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030371 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030371 | FR_G3730V105
Holdings [Line Items]
Percent of Total Investments	0.50%
C000030371 | FR_85208M102
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | FR_457669307
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | FR_92243G108
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | FR_G25457105
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_03820C105
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_624756102
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_773122106
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_343412102
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030371 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030371 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030371 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030371 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030371 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030371 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030371 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030371 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030371 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000030371 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000030371 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030367 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.20%
C000030367 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	6.20%
C000030367 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	5.90%
C000030367 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.90%
C000030367 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.00%
C000030367 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030367 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030367 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.10%
C000030367 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030367 | FR_78462F103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030367 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030367 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030367 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030367 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030367 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030367 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030367 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030367 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000030367 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030367 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030367 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030367 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030367 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053062 | FR_78467Y107
Holdings [Line Items]
Percent of Total Investments	1.70%
C000053062 | FR_969904101
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053062 | FR_452327109
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053062 | FR_165167735
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053062 | FR_29084Q100
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053062 | FR_45841N107
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_74624M102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_256163106
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_142339100
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053062 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053062 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053062 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000053062 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053062 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000053062 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000053062 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000053062 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000053062 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000053062 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000053062 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000053062 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030368 | FR_78467Y107
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030368 | FR_969904101
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030368 | FR_452327109
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030368 | FR_165167735
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030368 | FR_29084Q100
Holdings [Line Items]
Percent of Total Investments	0.70%
C000030368 | FR_45841N107
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_74624M102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_256163106
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_142339100
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030368 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030368 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030368 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030368 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030368 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030368 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030368 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030368 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030368 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030368 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030368 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030368 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125701 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	4.80%
C000125701 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	19.60%
C000125701 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	15.80%
C000125701 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	15.20%
C000125701 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	14.10%
C000125701 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	13.00%
C000125701 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	3.90%
C000125701 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	3.40%
C000125701 | FR_464287242
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125701 | FR_922042858
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125701 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.40%
C000125701 | AssetFixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.60%
C000125701 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	77.00%
C000125702 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125702 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	19.60%
C000125702 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	11.00%
C000125702 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	15.40%
C000125702 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	11.50%
C000125702 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	9.00%
C000125702 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125702 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125702 | FR_464287242
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125702 | FR_921937835
Holdings [Line Items]
Percent of Total Investments	15.60%
C000125702 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125702 | AssetFixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Total Investments	33.40%
C000125702 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	63.60%
C000125703 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	2.90%
C000125703 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	17.90%
C000125703 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	6.70%
C000125703 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	22.60%
C000125703 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	8.30%
C000125703 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	5.10%
C000125703 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	2.00%
C000125703 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125703 | FR_464287242
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125703 | FR_921937835
Holdings [Line Items]
Percent of Total Investments	22.50%
C000125703 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.20%
C000125703 | AssetFixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.80%
C000125703 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	48.00%